UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011


Name of Fund:  CMA North Carolina Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA North Carolina Municipal Money Fund, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report




(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA North Carolina
Municipal Money Fund



www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA North Carolina Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2003, CMA North Carolina Municipal
Money Fund paid shareholders a net annualized yield of .76%.* As of March 31, 2003, the Fund's 7-day yield was .53%.


Economic Environment
North Carolina's finances remained under pressure throughout the year ended March 31, 2003. Consequently, in August 2002, Moody's Investors Service downgraded the state's general obligation rating from AAA to Aa1, citing continued structural imbalance, reliance on non-recurring revenues and a weakening balance sheet. In the past few years, the state endured a series of adverse events in the form of costly legal judgements, rebuilding in the wake of floods and hurricanes, and revenue loss resulting from the national economic recession. Income trends were impacted by the weak economy. After growing 8% in 2000, personal income growth fell to just over 3% in 2002.

During the past year, North Carolina increased its sales tax rate and made other revenue adjustments intended to restore structural balance to the current year's budget. In addition, the state has been reacting to budget imbalance since fiscal 2001 and has always taken timely action to balance its budget. Despite these measures, North Carolina has continued to struggle with revenue shortfalls. As a result, by fiscal year-end 2003, the state's Budget Stabilization Fund is projected to have no remaining funds. In early spring, Governor Mike Easly will present the fiscal 2004 budget. The state again will be facing a sizeable budget gap because several of the revenue enhancement measures approved in 2001 are expiring. In addition, budget reserves have been depleted and other non-recurring measures were utilized to balance fiscal 2003. In fiscal 2004, the current estimated budget deficit ranged anywhere from $1.7 billion to $2.0 billion or as much as 15% of the state's budget. The state has not disclosed whether or not it is contemplating the securitization of tobacco settlement revenues to help reduce its budget deficit. The long-term prospects for the state continue to be good as a result of its expanding and diversifying economy. Moreover, although outstanding debt has grown during the past few years, debt levels remain well below the national average.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Going forward, a wide spread surplus of labor is expected to put little upward pressure on wages and restrict income growth until late 2003. The state's exporters have felt the pinch of the global economic slowdown during 2002 with exports in the second half of the year falling by nearly 20% compared to a year ago, far worse than the 6% decline experienced nationwide. State exports of computer and electronic products were hit particularly hard, decreasing by more than 15% over the same period. During the past decade, North Carolina's population increased by 19.3%, reaching 8 million. This population growth has been stronger than the nation as a whole as well as for the region. Consequently, the state's housing market remains generally well balanced as lower mortgage rates continue to have a favorable impact on home sales and new construction. Looking ahead, the housing sector is expected to stay strong as a slow economic recovery keeps interest rates relatively low.


Investment Strategy
At the beginning of the 12-month period ended March 31, 2003, we sought to maintain the Fund's relatively bearish stance. This was because of our expectation of a rise in interest rates as reflected by the Federal Reserve Board's change in bias from that of weakness to neutral at the March 19, 2002 Federal Open Market Committee meeting. In addition, this position allowed the Fund to take advantage of the anticipated rise in yields on variable rate product caused by outflows during tax time. As tax season began, a smaller amount of income tax related redemptions caused variable rate product to underperform compared to previously purchased fixed rate securities. Consequently, although we allowed the Fund to trend to a more bearish position, we continued to benefit from the more aggressive stance attained early in the first quarter of 2002.

As the period progressed, economic data began to reveal that growth for the second quarter of 2002 was slowing from that of the first quarter. Furthermore, U.S. equity markets were suffering from a confidence crisis caused by accounting scandals and corporate malfeasance. For example, the Dow Jones Industrial Average, which began the period at 10,362, declined to 7,992 by the end of March 2003. As a result of these factors, we looked to move to a more neutral position given our opinion that the Federal Reserve Board would not tighten monetary policy in the coming months. A majority of our extension took place in April and May 2002 as we tried to lock in higher yields than were expected going forward. This strategy benefited the Fund as yields on tax-exempt securities maturing in one year declined almost 70 basis points (.70%) by the end of June 2002. As summer ended, continued weakness in capital expenditures and another possible military confrontation with Iraq caused the U.S. economy to weaken. In fact, at its August 13, 2002 Federal Open Market Committee meeting, the Federal Reserve Board changed its outlook from neutral back to that of weakness.

As the second half of the period began, we looked to maintain the Fund's current stance because it was our opinion that the significant short-term issuance from the State of California would cause general market variable rate product to outperform fixed rate securities through year end. Our strategy benefited the Fund as yields on variable rate product averaged 1.65%, while yields on fixed rate product averaged 1.45% through mid-November. Nevertheless, from mid-November 2002 to early March 2003, yields on variable rate securities declined significantly because of the tremendous demand for short-term tax-exempt instruments. This was caused by both the Federal Reserve Board lowering the Federal Funds rate by 50 basis points at the November 6, 2002 Federal Open Market Committee meeting and continued cash inflows through February 2003. Since we anticipated that the Federal Reserve Board would keep monetary policy on hold for the near term, we continued to look for attractive opportunities to moderately extend our average portfolio maturity during this time. However, this proved to be difficult given a flat short-term tax-exempt yield curve and lack of state-specific fixed rate issuance. Our strategy allowed the Fund to provide a total return that was above average relative to its peer group for the one-year period ended March 31, 2003. As the period ended, we planned to maintain our current position, given the significant rally in the note market and the expected spike in yields on variable rate product as tax time approaches.


In Conclusion
We thank you for your support of CMA North Carolina Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Portfolio Manager


April 14, 2003



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
North Carolina--     $ 1,800  Alamance County, North Carolina, Industrial Facilities and Pollution Control
91.9%                         Financing Authority, IDR (Millender Project), VRDN, AMT, 1.32% due
                              12/01/2020 (a)                                                                      $   1,800
                       3,100  Ashe County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project),
                              VRDN, AMT, 1.25% due 5/01/2014 (a)                                                      3,100
                       2,400  Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Revenue Refunding Bonds (Industrial Development Alliance),
                              VRDN, AMT, 1.40% due 8/01/2009 (a)                                                      2,400
                       6,600  Cabarrus County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project), VRDN,
                              AMT, 1.27% due 9/01/2011 (a)                                                            6,600
                       2,615  Charlotte, North Carolina, GO, FLOATS, VRDN, Series 500, 1.21% due 5/01/2016 (a)        2,615
                       2,709  Chocowinity, North Carolina, BAN, 2.50% due 10/22/2003                                  2,729
                       4,095  Cleveland County, North Carolina, GO, Refunding, 2% due 6/01/2003 (c)                   4,100
                       2,475  Columbus County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds (Kroy Building Products Inc.
                              Project), VRDN, AMT, 1.15% due 12/01/2025 (a)                                           2,475
                       6,500  Davidson County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds (Diebold Inc. Project), VRDN,
                              AMT, 1.15% due 6/01/2017 (a)                                                            6,500
                       2,600  Durham County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Cormetech Inc. Project), VRDN, AMT, 1.32%
                              due 11/01/2011 (a)                                                                      2,600
                       1,797  East Moore, North Carolina, Water District, BAN, 2.25% due 5/14/2003                    1,799
                       1,623  Faith Town, North Carolina, GO, BAN, 2% due 9/10/2003                                   1,629
                       2,000  Gaston County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 1.37%
                              due 6/01/2015 (a)                                                                       2,000
                       1,070  Greensboro, North Carolina, GO, Refunding, 2.25% due 5/01/2003                          1,071
                              Greensboro, North Carolina, Public Improvement, GO, VRDN, Series B (a):
                       3,335     1.15% due 2/01/2022                                                                  3,335
                       1,330     1.15% due 2/01/2023                                                                  1,330
                         200  Guilford County, North Carolina, GO, VRDN, Series C, 1.15% due 10/01/2017 (a)             200
                              Guilford County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR, VRDN, AMT (a):
                       3,800     (Nat Sherman Building LLC), 1.32% due 3/01/2022                                      3,800
                       1,200     (Neal Manufacturing), 1.25% due 11/01/2013                                           1,200
                       2,200     (Ornamental Products), 1.25% due 12/01/2014                                          2,200
                         600     (Pharmagraphics Inc. Project), 1.40% due 9/01/2010                                     600
                       2,600     (Snider Tire Inc.), 1.32% due 10/01/2019                                             2,600
                      24,815  Halifax County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland),
                              VRDN, 1.25% due 12/01/2019 (a)                                                         24,815
                       1,600  Harnett County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 1.32%
                              due 1/01/2007 (a)                                                                       1,600
                       6,000  Hertford County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Easco Corporation Project), VRDN, AMT, 1.30%
                              due 11/01/2013 (a)                                                                      6,000




Portfolio Abbreviations for CMA North Carolina Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
North Carolina       $   325  Holly Ridge, North Carolina, GO, BAN, 2.50% due 1/28/2004                           $     328
(continued)            3,700  Indian Beach, North Carolina, GO, BAN, 2.25% due 5/14/2003                              3,704
                       2,500  Iredell County, North Carolina, Public Facilities Corporation, Installment
                              Payment Revenue Refunding Bonds (Iredell County School Project), VRDN, 1.15%
                              due 6/01/2020 (a)(b)                                                                    2,500
                       2,500  Johnston County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Hamlin Sheet Metal Co. Inc.), VRDN,
                              AMT, 1.25% due 11/01/2017 (a)                                                           2,500
                       2,760  Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Packaging NC Project), VRDN, 1.29% due
                              10/01/2013 (a)                                                                          2,760
                       9,000  Martin County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Penco Products Project), VRDN, AMT, 1.30% due
                              9/01/2022 (a)                                                                           9,000
                       5,700  Mecklenburg County, North Carolina, COP, VRDN, 1.15% due 4/01/2020 (a)                  5,700
                              Mecklenburg County, North Carolina, GO, VRDN (a):
                       2,000     Series B, 1.15% due 2/01/2022                                                        2,000
                       5,100     Series E, 1.15% due 4/01/2017                                                        5,100
                              Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds, VRDN, AMT (a):
                         900     (Ferguson Supply and Box Manufacturing), 1.25% due 8/01/2010                           900
                       1,500     (Griffith Micro Science Project), 1.25% due 11/01/2007                               1,500
                       5,700     (Rexroth Corp. Project), 1.27% due 9/01/2016                                         5,700
                       6,100     (Southern Steel Company, LLC Project), 1.27% due 3/02/2015                           6,100
                       3,500  Mecklenburg County, North Carolina, Public Improvement, GO, Series B,
                              3.25% due 2/01/2004                                                                     3,563
                      14,115  Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A,
                              1.23% due 3/16/2015 (a)                                                                14,115
                       3,400  North Carolina Agriculture Finance Authority, Agriculture Development
                              Revenue Bonds (Albemarle Cotton Growers), VRDN, AMT, 1.32% due 7/01/2014 (a)            3,400
                       9,210  North Carolina Agriculture Finance Authority, Agriculture Development
                              Revenue Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT,
                              1.32% due 6/01/2016 (a)                                                                 9,210
                              North Carolina Capital Facilities Finance Agency, Educational Facilities
                              Revenue Bonds, VRDN (a):
                       3,500     (Barton College), 1.15% due 2/01/2013                                                3,500
                         655     (Canterbury School Project), 1.15% due 8/01/2022                                       655
                      17,700  North Carolina Eastern Municipal Power Agency, Power System Revenue
                              Bonds, MERLOTS, VRDN, Series A22, 1.26% due 1/01/2024 (a)(d)                           17,700
                       1,000  North Carolina Eastern Municipal Power Agency, Power System Revenue
                              Refunding Bonds, Series A, 5.50% due 1/01/2004 (d)                                      1,033
                          50  North Carolina Medical Care Commission, Health Care Facilities, First
                              Mortgage Revenue Refunding Bonds (Carol Woods Project), VRDN, 1.20%
                              due 4/01/2031 (a)(e)                                                                       50
                       8,235  North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, AMT, 1.22% due
                               3/01/2028 (a)                                                                          8,235
                       3,855  North Carolina Medical Care Commission, Retirement Facilities Revenue
                              Refunding Bonds (Aldersgate Project), VRDN, 1.25% due 1/01/2031 (a)                     3,855
                              North Carolina Municipal Power Agency Number 1, Catawba Electric
                              Revenue Bonds, VRDN (a):
                       6,815     PUTTERS, Series 341, 1.21% due 1/01/2015 (b)                                         6,815
                       4,335     ROCS, Series II R-211, 1.23% due 1/01/2020 (d)                                       4,335
                       5,500  North Carolina, State, GO, VRDN, MERLOTS, Series A23, 1.25% due
                              3/01/2027 (a)                                                                           5,500




CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
North Carolina       $ 1,010  Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue
(concluded)                   Bonds (Cessna Aircraft Company Project), VRDN, 1.25% due 10/01/2012 (a)             $   1,010
                       8,000  Pine Knoll Shores, North Carolina, GO, BAN, 2.25% due 5/14/2003                         8,008
                       6,555  Robeson County, North Carolina, GO, BAN, 2.75% due 10/22/2003                           6,615
                       2,300  Rowan County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, PCR, IDR (Hon Industries Project), VRDN, AMT,
                              1.32% due 4/01/2018 (a)                                                                 2,300
                       2,300  Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT,
                              1.40% due 11/01/2011 (a)                                                                2,300
                       2,520  Sampson County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 1.37%
                              due 1/01/2012 (a)                                                                       2,520
                       5,194  Scotland County, North Carolina, Water District II, GO, BAN, 1.75% due
                              8/13/2003                                                                               5,206
                       3,400  Stanley County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Patrick Industries Project), VRDN, AMT, 1.40%
                              due 8/01/2010 (a)                                                                       3,400
                       1,425  Union County, North Carolina, GO, Refunding, 4.75% due 5/01/2003 (d)                    1,429
                       7,500  University of North Carolina (University of North Carolina, Chapel Hill and
                              North Carolina State), CP, 1% due 9/16/2003                                             7,500
                       3,300  Vance County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project),
                              VRDN, 1.32% due 6/01/2015 (a)                                                           3,300
                       2,200  Wilson County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT,
                              1.40% due 6/01/2015 (a)                                                                 2,200


Puerto Rico--         14,500  Puerto Rico Commonwealth TRAN, 2.50% due 7/30/2003                                     14,548
6.1%                   3,000  Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 787, 1.20% due 7/01/2036 (a)                                               3,000

                              Total Investments (Cost--$282,192*)--98.0%                                            282,192
                              Other Assets Less Liabilities--2.0%                                                     5,887
                                                                                                                  ---------
                              Net Assets--100.0%                                                                  $ 288,079
                                                                                                                  =========


(a)The interest rate is subject to change periodically based upon prevailing market rates.
The interest rate shown is the rate in effect at March 31, 2003.
(b)AMBAC Insured.
(c)FSA Insured.
(d)MBIA Insured.
(e)Radian Insured.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investments, at value (identified cost--$282,191,822)                                                       $   282,191,822
Cash                                                                                                                 73,246
Receivables:
  Securities sold                                                                         $     7,500,710
  Interest                                                                                        803,539         8,304,249
                                                                                          ---------------
Prepaid registration fees and other assets                                                                        1,517,393
                                                                                                            ---------------
Total assets                                                                                                    292,086,710
                                                                                                            ---------------

Liabilities:
Payables:
  Securities purchased                                                                          3,804,028
  Investment adviser                                                                              123,751
  Distributor                                                                                      52,339         3,980,118
                                                                                          ---------------
Accrued expenses and other liabilities                                                                               27,684
                                                                                                            ---------------
Total liabilities                                                                                                 4,007,802
                                                                                                            ---------------

Net Assets                                                                                                  $   288,078,908
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $    28,812,790
Paid-in capital in excess of par                                                                                259,299,741
Accumulated realized capital losses--net                                                                           (33,623)
                                                                                                            ---------------

Net Assets--Equivalent to $1.00 per share based on 288,127,896 shares of
beneficial interest outstanding                                                                             $   288,078,908
                                                                                                            ===============

See Notes to Financial Statements.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
Investment Income:
Interest and amortization of premium earned                                                                 $     4,741,848

Expenses:
Investment advisory fees                                                                  $     1,616,597
Distribution fees                                                                                 403,503
Accounting services                                                                                77,898
Transfer agent fees                                                                                39,455
Professional fees                                                                                  39,120
Registration fees                                                                                  19,599
Printing and shareholder reports                                                                   17,943
Custodian fees                                                                                     13,708
Pricing fees                                                                                        7,634
Trustees' fees and expenses                                                                         3,174
Other                                                                                              15,293
                                                                                          ---------------
Total expenses                                                                                                    2,253,924
                                                                                                            ---------------
Investment income--net                                                                                            2,487,924

Realized Gain on Investments--Net                                                                                    17,465
                                                                                                            ---------------
Net Increase in Net Assets Resulting from Operations                                                        $     2,505,389
                                                                                                            ===============


See Notes to Financial Statements.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
Operations:
Investment income--net                                                                    $     2,487,924   $     5,398,800
Realized gain on investments--net                                                                  17,465                --
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                            2,505,389         5,398,800
                                                                                          ---------------   ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                         (2,487,924)       (5,398,800)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                              677,991,496       799,348,419
Value of shares issued to shareholders in reinvestment of dividends                             2,487,778         5,398,777
                                                                                          ---------------   ---------------
                                                                                              680,479,274       804,747,196
Cost of shares redeemed                                                                     (758,614,308)     (769,109,242)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                        (78,135,034)        35,637,954
                                                                                          ---------------   ---------------

Net Assets:
Total increase (decrease) in net assets                                                      (78,117,569)        35,637,954
Beginning of year                                                                             366,196,477       330,558,523
                                                                                          ---------------   ---------------
End of year                                                                               $   288,078,908   $   366,196,477
                                                                                          ===============   ===============


See Notes to Financial Statements.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                             For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
Investment income--net                                              .01          .02          .03          .03          .03
Realized gain (loss) on investments--net                           --++           --           --         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
Total from investment operations                                    .01          .02          .03          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
Less dividends from investment income--net                        (.01)        (.02)        (.03)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                                 $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return                                            .76%        1.63%        3.42%        2.76%        2.73%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .70%         .71%         .71%         .71%         .71%
                                                             ==========   ==========   ==========   ==========   ==========
Investment income--net                                             .77%        1.62%        3.36%        2.72%        2.69%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $  288,079   $  366,196   $  330,559   $  291,536   $  304,066
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.

See Notes to Financial Statements.




CMA NORTH CAROLINA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA North Carolina Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $10,344 has been reclassified between paid-in capital in excess of par and accumulated net realized losses. This reclassification has no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $6,841 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:


                                      3/31/2003          3/31/2002

Distributions paid from:
   Tax-exempt income                $  2,487,924       $  5,398,800
                                    ------------       ------------
Total distributions                 $  2,487,924       $  5,398,800
                                    ============       ============



As of March 31, 2003, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
At March 31, 2003, the Fund had a net capital loss carryforward of approximately $33,623 of which $6,425 expires in 2005; $26,651 expires in 2007 and $547 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA North Carolina Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA North Carolina Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003




CMA NORTH CAROLINA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid by CMA North
Carolina Municipal Money Fund of CMA Multi-State Municipal Series
Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.




CMA NORTH CAROLINA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                               Number of
                                                                                               Portfolios      Other
                                                                                                in Fund      Director-
                        Position(s)   Length                                                    Complex        ships
                            Held     of Time                                                  Overseen by     Held by
Name, Address & Age      with Fund    Served    Principal Occupation(s) During Past 5 Years     Trustee       Trustee
Interested Trustee

Terry K. Glenn*           President   1999 to   President and Chairman of Merrill Lynch         118 Funds       None
P.O. Box 9011             and         present   Investment Managers, L.P. ("MLIM")/Fund         162 Portfolios
Princeton,                Trustee     and       Asset Management, L.P. ("FAM")-Advised
NJ 08543-9011                         1988 to   Funds since 1999; Chairman (Americas
Age: 62                               present   Region) of MLIM from 2000 to 2002;
                                                Executive Vice President of MLIM and
                                                FAM (which terms as used herein include
                                                their corporate predecessors) from 1983
                                                to 2002; President of FAM Distributors. Inc.
                                                ("FAMD") from 1986 to 2002 and Director
                                                thereof from 1991 to 2002; Executive Vice
                                                President and Director of Princeton Services,
                                                Inc. ("Princeton Services") from 1993 to 2002;
                                                President of Princeton Administrators, L.P.
                                                from 1989 to 2002; Director of Financial Data
                                                Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                               Number of
                                                                                               Portfolios      Other
                                                                                                in Fund      Director-
                        Position(s)   Length                                                    Complex        ships
                            Held     of Time                                                  Overseen by     Held by
Name, Address & Age      with Fund   Served*    Principal Occupation(s) During Past 5 Years     Trustee       Trustee
Independent Trustees

Ronald W. Forbes          Trustee     1988 to   Professor Emeritus of Finance, School of        45 Funds        None
P.O. Box 9095                         present   Business, State University of New York at       51 Portfolios
Princeton,                                      Albany since 2000 and Professor thereof
NJ 08543-9095                                   from 1989 to 2000; International Consultant,
Age: 62                                         Urban Institute from 1995 to 1999.


Cynthia A. Montgomery     Trustee     1994 to   Professor, Harvard Business School since        45 Funds        Unum
P.O. Box 9095                         present   1989. Director, Unum Provident Corporation      51 Portfolios   Provident
Princeton,                                      since 1990; Director, Newell Rubbermaid, Inc.                   Corporation;
NJ 08543-9095                                   since 1995.                                                     Newell
Age: 50                                                                                                         Rubbermaid,
                                                                                                                Inc.




CMA NORTH CAROLINA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                               Number of
                                                                                               Portfolios      Other
                                                                                                in Fund      Director-
                        Position(s)   Length                                                    Complex        ships
                            Held     of Time                                                  Overseen by     Held by
Name, Address & Age      with Fund   Served*    Principal Occupation(s) During Past 5 Years     Trustee       Trustee
Independent Trustees (concluded)

Charles C. Reilly         Trustee     1990 to   Self-employed financial consultant since        45 Funds        None
P.O. Box 9095                         present   1990.                                           51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan             Trustee     1992 to   Founder and Director Emeritus of The Boston     45 Funds        None
P.O. Box 9095                         present   University Center for the Advancement of        51 Portfolios
Princeton,                                      Ethics and Character; Professor of
NJ 08543-9095                                   Education at Boston University from 1982
Age: 70                                         to 1999 and Professor Emeritus since 1999.


Roscoe S. Suddarth        Trustee     2000 to   President, Middle East Institute from 1995      45 Funds        None
P.O. Box 9095                         present   to 2001; Foreign Service Officer, United        51 Portfolios
Princeton,                                      States Foreign Service from 1961 to 1995;
NJ 08543-9095                                   Career Minister from 1989 to 1995; Deputy
Age: 67                                         Inspector General, U.S. Department of State
                                                from 1991 to 1994; U.S. Ambassador to the
                                                Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West           Trustee     1988 to   Dean Emeritus of New York University,           45 Funds        Bowne & Co.,
P.O. Box 9095                         present   Leonard N. Stern School of Business             51 Portfolios   Inc.; Vornado
Princeton,                                      Administration since 1994.                                      Operating
NJ 08543-9095                                                                                                   Company;
Age: 65                                                                                                         Vornado
                                                                                                                Realty Trust;
                                                                                                                Alexander's,
                                                                                                                Inc.


Edward D. Zinbarg         Trustee     2000 to   Self-employed financial consultant since        45 Funds        None
P.O. Box 9095                         present   1994.                                           51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)


                        Position(s)   Length
                            Held     of Time
Name, Address & Age      with Fund   Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke           Vice        1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011             President   present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,                and         and       since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011             Treasurer   1999 to   since 1990.
Age: 42                               present


Kenneth A. Jacob          Senior      2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011             Vice        present   of MLIM from 1997 to 2000.
Princeton,                President
NJ 08543-9011
Age: 51


John M. Loffredo          Senior      2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011             Vice        present   of MLIM from 1998 to 2000.
Princeton,                President
NJ 08543-9011
Age: 39


Phillip S. Gillespie      Secretary   2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                         present   from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                      associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                   LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA North Carolina Municipal Money Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA North Carolina Municipal Money Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA North Carolina Municipal Money Fund

Date: May 21, 2003


Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.